Nature of Business and Organization (Tables)	12 Months Ended
Mar. 31, 2025
Nature of Business and Organization [Abstract]
Schedule of Activities of the Company

The accompanying consolidated financial statements reflect the activities of the Company and each of the following subsidiaries as of March 31, 2025:

Name	Background	Ownership
GCL Global Limited (“GCL Global”)	● A Cayman Island Company ● Incorporated on October 12, 2023 ● Holding Company	100.0% owned by Pubco
RF Acquisition Corp (“RFAC”)	● A Delaware, US Company ● Incorporated on January 11, 2021 ● Holding Company	100.0% owned by Pubco
Grand Centrex Limited (“GCL BVI”)	● A BVI Company ● Incorporated on November 16, 2018 ● Holding Company	99.8% owned by GCL Global
GCL Global Pte. Ltd (“GCL Global SG”)	● A Singapore Company ● Incorporated on July 26, 2021 ● Holding Company	100% owned by GCL Global
Titan Digital Media Pte. Ltd. (“Titan Digital”) (1)	● A Singapore Company ● Incorporated on January 08, 2018 ● An advertising Company that provides video production, and advertising in social media platform.	85% owned by GCL Global SG
Epicsoft Asia Pte. Ltd (“Epic SG”)	● A Singapore Company ● Incorporated on September 23, 2014 ● A gaming Company that engage in operation of distribution of console games software, and console game code.	100% owned by GCL Global SG
Epicsoft (Hong Kong) Limited (“Epic HK”)	● A Hong Kong Company ● Incorporated on April 15, 2005 ● A gaming Company that engage in operation of distribution of console games software, and console game code.	100% owned by GCL Global SG
4Divinity Pte. Ltd. (“4Divinity SG”)	● A Singapore Company ● Incorporated on September 30, 2022 ● Publishing of game software	100% owned by GCL Global SG
4Divinity UK Ltd. (“4Divinity UK”)	● A United Kingdom Company ● Incorporated on December 4, 2024 ● Publishing of game software	100% owned by 4Divinity SG
Epicsoft Malaysia Sdn. Bhd. (“Epic MY”)	● A Malaysian Company ● Incorporated on June 26, 2019 ● Distribution of console game software and hardware.	100% owned by GCL BVI
2Game Digital Limited (“2Game”) (4)	● A Hong Kong Company ● Incorporated on May 11, 2022 ● Distribution of console game code	61% owned by GCL Global SG
Starlight Games (HK) limited (“Starlight”) (2)	● A Hong Kong Company ● Incorporated on November 08, 2019 ● Distribution of console game software	100% owned by GCL Global SG
Starry Jewelry Pte. Ltd. (“Starry”) (1)	● A Singapore Company ● Incorporated on June 16, 2020 ● Retail in jewelry.	100% owned by Titan Digital
Martiangear Pte. Ltd. (“Martiangear”) (3)	● A Singapore Company ● Incorporated on September 24, 2020 ● Retail in gaming desk and chair	100% owned by GCL Global SG
Hainan GCL Technology Co. Ltd. (“Hainan GCL”)	● A PRC Company ● Incorporated on July 26, 2024 ● Distribution of console game code	100% owned by GCL Global SG
2 Game Pro LTDA (“2Game Brazil)	● A Brazil Company ● Incorporated on August 25, 2023 ● Distribution of console game code	100% owned by 2Game
2 Game Digital DMCC (“2Game Dubai”)	● A Dubai Company ● Incorporated on October 1, 2024 ● Distribution of console game code	100% owned by 2Game